Inventories - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Inventory write-offs	¥ 49,588	¥ 40,203	¥ 26,335